UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08243

The Direxion Funds
(Exact name of registrant as specified in charter)

Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

646-572-3390
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2012

Date of reporting period:  January 31, 2012

Item 1. Schedule of Investments.

Direxion Indexed Commodity Strategy Fund (Consolidated)
Schedule of Investments
January 31, 2012 (Unaudited)

Value
No reportable investments.

Total Investments (Cost $0) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0%	55,110,234
TOTAL NET ASSETS - 100.0%	$55,110,234

Percentages are stated as a percent of net assets.

Direxion Indexed Commodity Strategy Fund (Consolidated)
Futures Contracts
January 31, 2012 (Unaudited)

		Unrealized
		Appreciation/
Contracts		(Depreciation)
45	Crude Oil WTI Futures
	Expiring January 2013 (Underlying Face Amount at Market Value $4,508,550)	$(2,891)

47	Heating Oil Futures
	Expiring June 2012 (Underlying Face Amount at Market Value $5,907,195)	1,182

54	Gasoline RBOB Futures
	Expiring March 2012 (Underlying Face Amount at Market Value $6,556,561)	(230)

Direxion Currency Trends Strategy Plus Fund
Schedule of Investments
January 31, 2012 (Unaudited)

Value
No reportable investments.

Total Investments (Cost $0) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0%	15,325,660
TOTAL NET ASSETS - 100.0%	$15,325,660

Percentages are stated as a percent of net assets.
(a) $3,284,000 of cash is pledged as collateral for swap contracts.

Direxion Currency Trends Strategy Plus Fund
Long Equity Swap Contracts
January 31, 2012 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Paid	Date	Depreciation
Bank of America Merrill Lynch	AFT FX Trends Index	5,746	$15,050,803	(1.27%)	10/1/2012	$(1,177,550)
Bank of America Merrill Lynch	AFT FX Trends Index	368	950,548	(1.27%)	11/5/2012	(60,910)
Bank of America Merrill Lynch	AFT FX Trends Index	384	949,478	(1.27%)	2/19/2013	(17,570)
Bank of America Merrill Lynch	AFT FX Trends Index	3,336	8,098,574	(1.25%)	3/1/2013	-
		9,834	$25,049,403			$(1,256,030)

Direxion/Wilshire Dynamic Fund
Schedule of Investments
January 31, 2012 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 32.5%
7,675	iShares Barclays TIPS Bond Fund	$916,088
14,979	iShares MSCI Emerging Markets Index Fund	631,065
114,543	iShares MSCI Japan Index Fund	1,092,740
10,988	iShares MSCI Pacific ex-Japan Index Fund	471,166
83,178	iShares MSCI United Kingdom Index Fund	1,387,409
6,841	iShares Russell 2000 Growth Index Fund	619,589
6,611	iShares Russell 2000 Value Index Fund	463,101
48,450	iShares S&P Europe 350 Index Fund	1,723,851
22,277	iShares S&P GSCI Commodity Indexed Trust	752,294
23,345	SPDR Barclays Capital High Yield Bond ETF	921,427
10,320	SPDR Barclays Capital International Treasury Bond ETF	623,844
4,591	SPDR Dow Jones REIT ETF	314,438
	TOTAL INVESTMENT COMPANIES (Cost $8,636,651)	$9,917,012

	TOTAL INVESTMENTS (Cost $8,636,651) - 32.5%	$9,917,012
	Other Assets in Excess of Liabilities - 67.5%	20,558,556
	TOTAL NET ASSETS - 100.0%	$30,475,568

Percentages are stated as a percent of net assets.
(a) $2,280,000 of cash is pledged as collateral for swap contracts.

Direxion/Wilshire Dynamic Fund
Long Equity Swap Contracts
January 31, 2012 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Paid	Date	Appreciation
Credit Suisse Capital, LLC	iShares Barclays Aggregate Bond Fund	97,931	$10,538,339	(0.53%)	3/13/2012	$479,432
Credit Suisse Capital, LLC	iShares Russell 1000 Growth Index Fund	80,366	4,707,154	(0.53%)	3/13/2012	241,575
Credit Suisse Capital, LLC	iShares Russell 1000 Value Index Fund	73,039	4,744,450	(0.53%)	3/13/2012	117,350
		251,336	$19,989,943			$838,357

Direxion Long/Short Global IPO Fund
Schedule of Investments
January 31, 2012 (Unaudited)

Shares		Value
COMMON STOCKS - 3.0%
Mining (Except Oil and Gas) - 0.9%
134,000	China Hanking Holdings Ltd. (China) (a) (Restricted Security, acquired on 9/27/11, cost $43,571)	$45,097

Transportation Equipment Manufacturing - 2.1%
4,445	Williams F1 (United Kingdom) (a)	112,506
	TOTAL COMMON STOCKS (Cost $192,944)	$157,603

	Total Investments (Cost $192,944) - 3.0%	$157,603
	Other Assets in Excess of Liabilities - 97.0% (b)	5,086,685
	TOTAL NET ASSETS - 100.0%	$5,244,288

Percentages are stated as a percent of net assets.
(a) Non income producing.
(b) $2,600,000 of cash is pledged as collateral for swap contracts.

Concentration By Country

Country	% of Investments
United Kingdom	71.4
China	28.6

Direxion Long/Short Global IPO Fund
Long Equity Swap Contracts
January 31, 2012 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Index	Contracts	Amount	Paid	Date	Appreciation
Credit Suisse Capital, LLC	FTSE Renaissance Global IPO Index	51,525	$5,257,611	(0.68%)	8/1/2013	$-

Direxion Long/Short Global IPO Fund
Short Equity Swap Contracts
January 31, 2012 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	(Paid) Received	Date	Depreciation
Credit Suisse Capital, LLC	iShares FTSE/Xinhua China 25 Index Fund	3,100	$107,603	(1.22%)	10/26/2012	$(13,213)
Credit Suisse Capital, LLC	Vanguard MSCI Emerging Markets ETF	26,200	1,007,819	0.18%	10/26/2012	(120,213)
Credit Suisse Capital, LLC	Vanguard Total Stock Market ETF	18,300	1,103,742	(0.17%)	10/2/2012	(142,851)
			$2,219,164			$(276,277)

VALUATION MEASUREMENTS

The Funds follow adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund's net assets as of January 31, 2012:

Direxion Indexed Commodity Strategy Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$(1,939)	$-	$-	$(1,939)

Direxion Currency Trends Strategy Plus Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(1,256,030)	$-	$(1,256,030)

Direxion/Wilshire Dynamic Fund
Asset Class	Level 1	Level 2	Level 3	Total
Investment Companies- Equity	$7,455,653	$-	$-	$7,455,653
Investment Companies- Fixed Income	$2,461,359	$-	$-	$2,461,359
Other Financial Instruments*	$-	$838,357	$-	$838,357

Direxion Long/Short Global IPO Fund
Asset Class	Level 1	Level 2	Level 3	Total
Equity Securities	$157,603	$-	$-	$157,603
Other Financial Instruments*	$-	$(276,277)	$-	$(276,277)

For further detail on each asset class, see Schedule of Investments.

* Other financial instruments are derivative instruments, such as futures and swap contracts. Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

There were no significant transfers between Level 1 and Level 2 securities during the quarter ended January 31, 2012.

The cost basis of investments for federal income tax purposes at January 31, 2012 was as follows*:

	Direxion Indexed Commodity Strategy Fund	Direxion Currency Trends Strategy Plus Fund
Cost of investments	$0	$0
Gross unrealized appreciation	0	0
Gross unrealized depreciation	(0)	(0)
Net unrealized appreciation/(depreciation)	$0	$0

	Direxion/Wilshire Dynamic Fund	Direxion Long/Short Global IPO Fund
Cost of investments	$8,814,583	$192,944
Gross unrealized appreciation	1,357,076	4,411
Gross unrealized depreciation	(254,647)	(39,752)
Net unrealized appreciation/(depreciation)	$1,102,429	$(35,341)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Direxion Funds

By (Signature and Title)  /s/ Daniel O’Neill
                                                  Daniel D. O’Neill, President

Date           3/12/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Daniel O’Neill
                                                  Daniel D. O’Neill, President

Date           3/12/12

By (Signature and Title)*   /s/ Patrick Rudnick
                                                     Patrick J. Rudnick, Principal Financial Officer

Date           3/8/12

* Print the name and title of each signing officer under his or her signature.